RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Non-controlling interests	$ 87,947	$ 86,678
Proceeds from tenant improvement allowances	501	1,055
Interest expense	41,746	37,926
Financing liability
Related Party Transaction [Line Items]
Total Long-term notes and loans payable, net	140,667
Interest expense	11,300	11,500
Key Management Personnel And Certain Board Members
Related Party Transaction [Line Items]
Non-controlling interests	$ 68,900	$ 77,900
Tax distribution payments to related party (in percent)	56.10%	69.80%
Key Management Personnel And Certain Board Members | Redeemable Units
Related Party Transaction [Line Items]
Shares outstanding (in shares)	66.8	78.0